Consolidated Statements of Operations and Comprehensive Loss (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended				12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenue:
Subscription and support	$ 37,438		$ 23,400		$ 52,756		$ 29,823		$ 13,473
Professional services and other	4,802		2,739		5,657		2,569		559
Total revenue	42,240		26,139		58,413		32,392		14,032
Cost of revenue:
Subscription and support	12,141	[1]	6,742	[1]	16,216	[1]	9,386	[1]	4,612	[1]
Professional services and other	5,739	[1]	3,906	[1]	8,442	[1]	5,550	[1]	2,534	[1]
Total cost of revenue	17,880	[1]	10,648	[1]	24,658	[1]	14,936	[1]	7,146	[1]
Gross profit:
Subscription and support	25,297		16,658		36,540		20,437		8,861
Professional services and other	(937)		(1,167)		(2,785)		(2,981)		(1,975)
Total gross profit	24,360		15,491		33,755		17,456		6,886
Operating expenses:
Research and development	10,981	[1]	9,174	[1]	18,799	[1]	10,677	[1]	5,498	[1]
Sales and marketing	27,806	[1]	17,607	[1]	37,776	[1]	23,088	[1]	11,019	[1]
General and administrative	7,303	[1]	5,275	[1]	11,388	[1]	6,154	[1]	2,135	[1]
Total operating expenses	46,090	[1]	32,056	[1]	67,963	[1]	39,919	[1]	18,652	[1]
Loss from operations	(21,730)		(16,565)		(34,208)		(22,463)		(11,766)
Other income (expense), net	(147)		(15)		(158)		(137)		(50)
Loss before provision for income taxes	(21,877)		(16,580)		(34,366)		(22,600)		(11,816)
Provision for income taxes	37		3		19		6		1
Net loss	(21,914)		(16,583)		(34,385)		(22,606)		(11,817)
Net loss per share of common stock, basic and diluted (in dollars per share)	$ (1.91)		$ (6.25)		$ (12.26)		$ (9.94)		$ (5.99)
Shares used in computing net loss per share of common stock, basic and diluted (in shares)	11,472		2,655		2,806		2,274		1,972
Comprehensive loss:
Net loss	(21,914)		(16,583)		(34,385)		(22,606)		(11,817)
Other comprehensive income:
Foreign currency translation adjustments	12		19		26		119
Comprehensive loss	$ (21,902)		$ (16,564)		$ (34,359)		$ (22,487)		$ (11,817)

[1]	Amounts include stock-based compensation expense as follows (see Note 10):